Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Consolidated Results of Operations

Our consolidated results of operations by quarter for the years ended December 31, 2012 and 2011 were as follows (millions, except per unit amounts):

2012	First	Second	Third	Fourth	Year Ended December 31, 2012
Total operating revenues	$837	$668	$604	$652	$2,761
Operating income	$46	$96	$9	$77	$228
Net income	$38	$87	$10	$76	$211
Net income attributable to noncontrolling interests	$(4)	$(2)	$(2)	$(5)	$(13)
Net income attributable to partners	$34	$85	$8	$71	$198
Net income (loss) allocable to limited partners	$12	$69	$(9)	$52	$124
Basic and diluted net income (loss) per limited partner unit	$0.26	$1.33	$(0.16)	$0.87	$2.28

2011	First	Second	Third	Fourth	Year Ended December 31, 2011
Total operating revenues	$906	$904	$954	$936	$3,700
Operating income	$14	$77	$85	$29	$205
Net income	$10	$74	$83	$26	$193
Net income attributable to noncontrolling interests	$(5)	$(13)	$(3)	$(9)	$(30)
Net income attributable to partners	$5	$61	$80	$17	$163
Net (loss) income allocable to limited partners	$(11)	$35	$59	$(8)	$75
Basic net (loss) income per limited partner unit	$(0.28)	$0.80	$1.35	$(0.19)	$1.73